Short Term Liabilities to Banks and Others (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Short term liabilities to banks and others	$ 125,297	$ 71,180
Bank credit [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.25-3.1
Currency	NIS
Short term liabilities to banks and others	$ 580	736
Bank credit 1 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	US Prime -0.2
Currency	USD
Short term liabilities to banks and others	$ 688	2,362
Short-term bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	Israeli Prime + 0.8
Currency	NIS
Short term liabilities to banks and others	$ 868
Short Term Bank Loans 1 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	1.65-1.75
Currency	NIS
Short term liabilities to banks and others	$ 28,937	1,068
Commercial securities not listed [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	0.75
Currency	NIS
Short term liabilities to banks and others	$ 28,935
Current maturities of long-term loans from banks and other financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.06-5.5
Currency	NIS
Short term liabilities to banks and others	$ 64,060	65,453
Current maturities of long-term loans from banks [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	Libor +2.2
Currency	NIS Linked to USD
Short term liabilities to banks and others	$ 804	836
Short-term interest on long-term loans from other financial institutions [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate %	2.6-5.5
Currency	NIS
Short term liabilities to banks and others	$ 425	$ 725